Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING
Loss from continuing operations before income taxes	$ (272,265)	$ (59,345)
Profit (loss) from discontinued operations before income taxes	(5,299)	25,883
Loss before income taxes	(277,564)	(33,462)
Items not affecting cash
Amortization of intangible assets	7,612	4,070
Depreciation of property and equipment	2,988	889
Amortization included in cost of sales	578	782
Amortization of commission	760
Share-based compensation	7,118	1,694
Financing charges, non-cash portion	4,316	3,467
Other	(28)	(27)
Change in fair value of derivative instruments and other	241,999	68,441
Adjustment required to reflect net cash receipts from gas sales	2,758	4,581
Net change in working capital balances	27,181	(54,909)
Adjustment for non-cash discontinued operations	(26,064)	365
Income taxes paid	(5,703)	(8,437)
Cash outflow from operating activities	(14,049)	(12,546)
INVESTING
Purchase of property and equipment	(562)	(1,929)
Purchase of intangible assets	(9,409)	(7,926)
Payments for previously acquired business	(12,013)
Cash outflow from investing activities	(21,984)	(9,855)
FINANCING
Dividends paid	(22,047)	(22,249)
Repayment of long-term debt	(1,645)
Leased asset payments	(1,468)
Debt issuance costs	(190)	(2,173)
Credit facilities withdrawal	54,155	31,210
Issuance of preferred shares		10,447
Preferred shares issuance costs		(334)
Cash inflow from financing activities	28,805	16,901
Effect of foreign currency translation on cash balances	(168)	(1,277)
Net cash outflow	(7,396)	(6,777)
Cash and cash equivalents, beginning of period	9,927	48,861
Cash and cash equivalents, end of period	2,531	42,084
Supplemental cash flow information:
Interest paid	$ 15,208	$ 11,225